SHARE CAPITAL (Schedule of Information About Stock Options Outstanding) (Details)	Mar. 31, 2018 CAD ($) shares yr	Mar. 31, 2017 CAD ($) shares	Mar. 31, 2016 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	8,146,799	7,679,507	9,174,025
Weighted average exercise price	$ 2.15	$ 1.97	$ 2.39
0.66 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.66
Number of options outstanding | shares	2,385,044
Weighted average remainingcontractual life (Years) | yr	0.75
Weighted average exercise price	$ 0.66
Number of options exercisable | shares	2,385,044
Weighted average exercise price	$ 0.66
1.43 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.43
Number of options outstanding | shares	1,405,591
Weighted average remainingcontractual life (Years) | yr	2.17
Weighted average exercise price	$ 1.43
Number of options exercisable | shares	1,273,506
Weighted average exercise price	$ 1.43
1.75 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.75
Number of options outstanding | shares	344,375
Weighted average remainingcontractual life (Years) | yr	1.16
Weighted average exercise price	$ 1.75
Number of options exercisable | shares	320,813
Weighted average exercise price	$ 1.75
1.76 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.76
Number of options outstanding | shares	235,353
Weighted average remainingcontractual life (Years) | yr	1.54
Weighted average exercise price	$ 1.76
Number of options exercisable | shares	188,510
Weighted average exercise price	$ 1.76
2.98 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.98
Number of options outstanding | shares	126,437
Weighted average remainingcontractual life (Years) | yr	0.81
Weighted average exercise price	$ 2.98
Number of options exercisable | shares	126,437
Weighted average exercise price	$ 2.98
3.23 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.23
Number of options outstanding | shares	1,072,500
Weighted average remainingcontractual life (Years) | yr	2.95
Weighted average exercise price	$ 3.23
Number of options exercisable | shares
Weighted average exercise price
3.25 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.25
Number of options outstanding | shares	168,375
Weighted average remainingcontractual life (Years) | yr	0.17
Weighted average exercise price	$ 3.25
Number of options exercisable | shares	168,375
Weighted average exercise price	$ 3.25
3.36 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.36
Number of options outstanding | shares	1,070,000
Weighted average remainingcontractual life (Years) | yr	2.51
Weighted average exercise price	$ 3.36
Number of options exercisable | shares
Weighted average exercise price
3.41 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.41
Number of options outstanding | shares	266,124
Weighted average remainingcontractual life (Years) | yr	0.45
Weighted average exercise price	$ 3.41
Number of options exercisable | shares	266,124
Weighted average exercise price	$ 3.41
3.63 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 3.63
Number of options outstanding | shares	900,000
Weighted average remainingcontractual life (Years) | yr	1.80
Weighted average exercise price	$ 3.63
Number of options exercisable | shares	450,000
Weighted average exercise price	$ 3.63
4.34 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 4.34
Number of options outstanding | shares	143,000
Weighted average remainingcontractual life (Years) | yr	1.47
Weighted average exercise price	$ 4.34
Number of options exercisable | shares	107,250
Weighted average exercise price	$ 4.34
5.58 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 5.58
Number of options outstanding | shares	30,000
Weighted average remainingcontractual life (Years) | yr	1.90
Weighted average exercise price	$ 5.58
Number of options exercisable | shares	15,000
Weighted average exercise price	$ 5.58
0.66 - 5.58 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	8,146,799
Weighted average remainingcontractual life (Years) | yr	1.67
Weighted average exercise price	$ 2.15
Number of options exercisable | shares	5,301,059
Weighted average exercise price	$ 1.57
0.66 - 5.58 [Member] | Bottom of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	0.66
0.66 - 5.58 [Member] | Top of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 5.58